Other investments	12 Months Ended
Dec. 31, 2018
Other investments
18 Other investments
end of	2018	2017
Other investments (CHF million)
Equity method investments	2,467	3,066
Equity securities (without a readily determinable fair value) [1]	1,207	1,292
of which at net asset value	530	742
of which at measurement alternative	227	175
of which at fair value	208	161
of which at cost less impairment	242	214
Real estate held-for-investment [2]	79	232
Life finance instruments [3]	1,137	1,374
Total other investments	4,890	5,964
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2018 and 2017, real estate held for investment included foreclosed or repossessed real estate of CHF 3 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	2018	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(4)	(7)
> Refer to “Note 35 – Financial instruments” for further information on such investments.
No impairments were recorded on real estate held-for-investments in 2018, while in 2017 and 2016, impairments of CHF 16 million and CHF 31 million, respectively, were recorded.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 31 million, CHF 140 million and CHF 137 million for 2018, 2017 and 2016, respectively. Prior periods have been corrected.

Bank
Other investments
17 Other investments
end of	2018	2017
Other investments (CHF million)
Equity method investments	2,429	3,027
Equity securities (without a readily determinable fair value) [1]	1,202	1,283
of which at net asset value	526	734
of which at measurement alternative	227	175
of which at fair value	208	161
of which at cost less impairment	241	213
Real estate held-for-investment [2]	56	209
Life finance instruments [3]	1,137	1,374
Total other investments	4,824	5,893
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2018 and 2017, real estate held for investment included foreclosed or repossessed real estate of CHF 3 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	2018	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(4)	(7)
> Refer to “Note 34 – Financial instruments” for further information on such investments.
No impairments were recorded on real estate held-for-investments in 2018, while in 2017 and 2016, impairments of CHF 16 million and CHF 31 million, respectively, were recorded.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 27 million, CHF 136 million and CHF 133 million for 2018, 2017 and 2016, respectively. Prior periods have been corrected.
> Refer to “Note 18 – Other investments” in VI – Consolidated financial statements – Credit Suisse Group for further information.